Janus Investment Fund

Janus Long/Short Fund

Supplement dated May 12, 2011
to Currently Effective Prospectuses

Effective May 12, 2011, the following replaces the corresponding information for Janus Long/Short Fund (the “Fund”) in the Prospectus.

1.	The following replaces the corresponding information found under “Management” in the Fund Summary section of the Prospectus:

Portfolio Manager: Daniel Riff is Executive Vice President and Portfolio Manager of the Fund, which he has managed or co-managed since inception.

2.	The following replaces the corresponding information in the “Investment Personnel” section of the Prospectus relating to the portfolio management of the Fund:

Janus Long/Short Fund

Daniel Riff is Portfolio Manager of Janus Long/Short Fund, which he has managed or co-managed since inception. Mr. Riff is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2003 as an analyst. Mr. Riff holds a Bachelor’s degree (magna cum laude) in Economics from Williams College and a Master of Business Administration degree with honors in Finance from The Wharton School at the University of Pennsylvania.

Effective May 12, 2011, references to David Decker as co-portfolio manager of the Fund are deleted and Daniel Riff is the portfolio manager of the Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Global Technology Fund

Supplement dated May 12, 2011
to Currently Effective Prospectuses

Effective May 12, 2011, the following replaces the corresponding information for Janus Global Technology Fund (the “Fund”) in the Prospectus.

1.	The following replaces the corresponding information found under “Management” in the Fund Summary section of the Prospectus:

Portfolio Manager: J. Bradley Slingerlend, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since May 2011.

2.	The following replaces the corresponding information in the “Investment Personnel” section of the Prospectus relating to the portfolio management of the Fund:

Janus Global Technology Fund

J. Bradley Slingerlend, CFA, is Executive Vice President and Portfolio Manager of Janus Global Technology Fund, which he has managed since May 2011. In addition, Mr. Slingerlend performs duties as an equity research analyst. He is also Portfolio Manager of other Janus accounts. Mr. Slingerlend served as co-portfolio manager of the Fund from February 2006 until May 2007. Mr. Slingerlend initially joined Janus Capital in 2000 as a research analyst and left in 2007. He re-joined Janus Capital in November 2007 as an equity research analyst. From May 2007 to November 2007, Mr. Slingerlend was a private investor. He holds a Bachelor’s degree in Economics and Astrophysics from Williams College. He holds the Chartered Financial Analyst designation.

Effective May 12, 2011, references to Burton H. Wilson as portfolio manager of the Fund are deleted.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Contrarian Fund

Supplement dated May 12, 2011
to Currently Effective Prospectuses

Effective June 30, 2011, the following replaces the corresponding information for Janus Contrarian Fund (the “Fund”) in the Prospectus.

1.	The following replaces the corresponding information found under “Management” in the Fund Summary section of the Prospectus:

Portfolio Manager: Daniel Kozlowski, CFA, is Executive Vice President and Portfolio Manager of the Fund, which he has managed since June 2011.

2.	The following replaces the corresponding information in the “Investment Personnel” section of the Prospectus relating to the portfolio management of the Fund:

Janus Contrarian Fund

Daniel Kozlowski, CFA, is Executive Vice President and Portfolio Manager of Janus Contrarian Fund, which he has managed since June 2011. He is also Portfolio Manager of other Janus accounts. Mr. Kozlowski initially joined Janus Capital in 1999 and left in 2008. He re-joined Janus Capital in June 2011. From March 2008 to June 2011, Mr. Kozlowski was a portfolio manager at Plaisance Capital LLC. He holds a Bachelor’s degree (cum laude) in Business Administration from the University of Miami, a Master of Business Administration degree with concentrations in Finance and Accounting from the University of Chicago, and has studied at Sophia University’s School of Comparative Culture in Tokyo, Japan. Mr. Kozlowski holds the Chartered Financial Analyst designation.

Effective June 30, 2011, references to David Decker as portfolio manager of the Fund are deleted.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Fund

Supplement dated May 12, 2011
to Currently Effective Prospectuses

Effective May 12, 2011, the following replaces the corresponding information for Janus Fund (the “Fund”) in the Prospectus.

1.	The following replaces the corresponding information found under “Management” in the Fund Summary section of the Prospectus:

Portfolio Managers: Jonathan D. Coleman, CFA, Co-Chief Investment Officer of Janus Capital, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since November 2007. Burton H. Wilson, Janus Capital’s Assistant Director of Equity Research, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2011.

2.	The following replaces the corresponding information in the “Investment Personnel” section of the Prospectus relating to the portfolio management of the Fund:

Janus Fund
Co-Portfolio Managers Jonathan D. Coleman and Burton H. Wilson are responsible for the day-to-day management of the Fund. Mr. Coleman, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Jonathan D. Coleman, CFA, is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Janus Fund, which he has co-managed since November 2007. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor’s degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa. As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

Burton H. Wilson, Janus Capital’s Assistant Director of Equity Research, is Executive Vice President and Co-Portfolio Manager of Janus Fund, which he has co-managed since May 2011. He is also Portfolio Manager of other Janus accounts. Mr. Wilson joined Janus Capital in 2005 as a research analyst. Mr. Wilson holds a Bachelor of Arts degree in Mathematics from the University of Virginia, a Juris Doctorate from the University of Virginia School of Law, and a Master’s degree in Business Administration from the University of California at Berkeley’s Haas School of Business.

Effective May 12, 2011, references to Daniel Riff as co-portfolio manager of the Fund are deleted and Jonathan D. Coleman and Burton H. Wilson are co-portfolio managers of the Fund.

Please retain this Supplement with your records.